RIGHT OF USE ASSETS - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	$ 48,794	$ 61,944
Right-of-use assets at the end of the year	3,108	48,794
Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	3,914	5,803
Right-of-use assets at the end of the year	3,108	3,914
Vessels and equipment
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	44,880	56,141
Right-of-use assets at the end of the year	0	44,880
Cost
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	115,607	125,048
Additions	159
Lease termination	(103,888)	(9,441)
Disposals	(483)
Right-of-use assets at the end of the year	11,395	115,607
Cost | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	11,719	11,719
Additions	159
Lease termination	0	0
Disposals	(483)
Right-of-use assets at the end of the year	11,395	11,719
Cost | Vessels and equipment
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	103,888	113,329
Additions	0
Lease termination	(103,888)	(9,441)
Disposals	0
Right-of-use assets at the end of the year	0	103,888
Accumulated depreciation
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(66,813)	(63,104)
Depreciation charge for the period	(3,223)	(12,728)
Lease termination	61,305	9,441
Disposals	483
Translation differences	(39)	(422)
Right-of-use assets at the end of the year	(8,287)	(66,813)
Accumulated depreciation | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(7,805)	(5,916)
Depreciation charge for the period	(926)	(1,467)
Lease termination	0	0
Disposals	483
Translation differences	(39)	(422)
Right-of-use assets at the end of the year	(8,287)	(7,805)
Accumulated depreciation | Vessels and equipment
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(59,008)	(57,188)
Depreciation charge for the period	(2,297)	(11,261)
Lease termination	61,305	9,441
Disposals	0
Translation differences	0	0
Right-of-use assets at the end of the year	$ 0	$ (59,008)